     As filed with the Securities and Exchange Commission on October 2, 1998

                                                 Securities Act File No. 2-29020
                                        Investment Company Act File No. 811-1646
================================================================================

-----------------
OMB Number:             U.S. SECURITIES AND EXCHANGE COMMISSION
3235-0307                       WASHINGTON, D.C. 20549
Expires: 05/31/00                   _______________
Estimated average
Burden hours per                        FORM N-1A
response 212.80
-----------------

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    |   |

        Pre-Effective Amendment No.                                        |   |
                                    ----
        Post-Effective Amendment No. 57                                    | X |
                                    ----
                                       and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            |   |

          Amendment No.   57                                               | X |
                        -----
                        (CHECK APPROPRIATE BOX OR BOXES.)

                                CIGNA FUNDS GROUP
               (Exact Name of Registrant as Specified in Charter)

           100 FRONT STREET, SUITE 300, WORCESTER, MASSACHUSETTS 01601
               (Address of Principal Executive Offices)       (Zip Code)

                                 (860) 726-3700
               Registrant's Telephone Number, including Area Code

                   BRIAN D. WELLS, 100 FRONT STREET, SUITE 300
                         WORCESTER, MASSACHUSETTS 01601
                     (Name and Address of Agent for Service)

                                   CONTINUOUS
                 (Approximate Date of Proposed Public Offering)


It is proposed that this filing will become effective (check appropriate box):

  | |    Immediately upon filing pursuant to paragraph (b)

  | |    on (date) pursuant to paragraph (b)

  |X|    60 days after filing pursuant to paragraph (a)(1)

  | |    on (date) pursuant to paragraph (a)(1)

  | |    75 days after filing pursuant to paragraph (a)(2)

  | |    on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

  | | This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

CIGNA FUNDS GROUP






--------------------------------------------------------------------------------


PROSPECTUS
JANUARY 1, 1999              CIGNA MONEY MARKET FUND

                              RETAIL SERVICE CLASS






















The Securities and Exchange
Commission has not approved or
disapproved these securities or
determined if this prospectus is
accurate or complete. Anyone who
tells you otherwise is committing a
crime

CIGNA Money Market Fund's investment       To provide as high a level of current
objective                                  income as is consistent with the
                                           preservation of capital and liquidity
                                           and the maintenance of a stable $1.00
                                           per share net asset value.

Principal investment strategy              The Fund invests exclusively in high-
                                           quality short-term money market
                                           instruments.

Principal risks of investing in the        A major change in interest rates or a
Fund                                       default on the Fund's investments
                                           could cause the value of your
                                           investment in the Fund to change.

                                           An investment in the Fund is not
                                           insured or guaranteed by the Federal
                                           Deposit Insurance Corporation or any
                                           other government agency.  Although
                                           the Fund seeks to preserve the value
                                           of your investment at $1.00 per
                                           share, it is possible to lose money
                                           by investing in the Fund

BAR CHART AND PERFORMANCE TABLE
The bar chart and table shown below indicate the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund's institutional class shares from year to year over a ten year period.

The table shows how the Fund's institutional class average annual returns for one, five and ten years compare to those of 3 month U.S. Treasury bills.

The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The return for the other classes of shares of the Fund will differ from the institutional class returns shown in the bar chart, depending on the expenses of that class.


                                               BAR CHART*
 6%
 6%
 4%            [RETURNS TO BE INCLUDED IN NEXT POST-EFFECTIVE AMENDMENT]
 3%
 2%
 1%
 0%
-1%
           1989          1990          1991         1992          1993          1994          1995          1996          1997


During the ten-year period shown in the bar chart, the highest quarterly return was __% (for the quarter ended ____) and the lowest quarterly return was ___% (for the quarter ended ___).

AVERAGE ANNUAL TOTAL RETURNS*
 FOR THE PERIODS ENDED DECEMBER 31, 1997


                                            Past 1 years              Past 5 years             Past 10 years

Money Market Fund                           __%                        __%                      __%

3-Month U.S. Treasury bills                 __%                        __%                       __%

The Fund's 7-day annualized yield as of December 31, 1997 was __%.


         *Returns shown are for the Fund's Institutional class, which is not offered in this prospectus. The Retail Service class would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses. Please note that the Retail Service class carries 12b-1 fees and shareholder servicing fees while the Institutional class does not, so the annual returns for the Retail Service class will be lower than Institutional class returns.

FEES AND EXPENSES OF THE FUND
THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD RETAIL SERVICE CLASS SHARES OF THE FUND.


                                                                  Retail
                                                                  Service
SHAREHOLDER FEES                                                  Class
(fees paid directly from your investments)                        -------

       Maximum sales charge (load) imposed on
       purchases (as a percentage of offering price)              None
       Maximum deferred sales charge (load)
       (as a percentage of offering price)                        None
       Redemption fee (as a percentage
       of amount redeemed)                                        None
       Exchange fee                                               None

ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

       Management fees/1/                                         0.35%
       Distribution (12b-1) fees/2/                               0.10%
       Other expenses                                             0.55%
            Shareholder servicing fee                0.25%
       Total annual Fund operating expenses/1/                    1.00%

EXAMPLE

THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year                 3 years                  5 years                10 years

$                      $                        $                      $
 -------                -------                  -------                -------
_________________________
/1/CIGNA Investments has voluntarily agreed to waive some or all of its management fee so that total annual Fund operating expenses do not exceed 1.00%. If this waiver is not sufficient to keep total annual Fund operating expenses at or below 1.00%, CIGNA Investments will pay Fund expenses to the extent necessary to keep total Fund expenses from exceeding this percentage. These arrangements will continue in effect until April 30, 2000 and afterwards to the extent described in the Fund's then current prospectus.

/2/The maximum 12b-1 fees are 0.35%.

INVESTMENT INFORMATION
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE

The Fund's objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value by investing in short-term high quality money market instruments. The Fund invests in money market instruments such as U.S. Government direct obligations and U.S. Government agencies' securities. In addition, the Fund may invest in other money market instruments such as asset-backed securities, bankers' acceptances, certificates of deposit, commercial loan participations, repurchase agreements, time deposits and commercial paper, all of which will be denominated in U.S. dollars. Bankers' acceptances, certificates of deposit and time deposits may be purchased from U.S. or foreign banks. The Fund purchases commercial paper primarily from U.S. issuers but may purchase this type of security from foreign issuers so long as it is denominated in U.S. dollars.

DESCRIPTION OF MONEY MARKET INSTRUMENTS

This is a description of the primary types of money market instruments the Fund will own:

U.S. GOVERNMENT DIRECT OBLIGATIONS - Obligations issued by the U.S. Treasury.

U.S. GOVERNMENT AGENCIES SECURITIES - The U.S. Government has established certain Federal agencies such as the Government National Mortgage Association as instrumentalities of the U.S. Government to supervise and finance certain types of activities. Issues of these agencies, while not direct obligations of the U.S. Government, are either backed by the full faith and credit of the United States or are guaranteed by the Treasury or supported by the issuing agencies' right to borrow from the Treasury.

ASSET-BACKED SECURITIES - include interests in pools of mortgages, loans, receivables, or other assets. Payment of principal and interest may be largely dependent on the cash flows generated by the assets backing the securities.

CERTIFICATES OF DEPOSIT - A negotiable interest-bearing instrument with a specific maturity. Certificates of deposit are issued by banks and savings and loan institutions in exchange for the deposit of Funds and normally can be traded in the secondary market, prior to maturity.

COMMERCIAL PAPER - The term used to designate unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few days to nine months.

COMMERCIAL LOAN PARTICIPATIONS - Participating interests in loans made by a bank, or a syndicate of banks represented by an agent bank, to corporate borrowers. Loan participations may extend for the entire term of the loan or may extend only for short "strips" that correspond to stated payments on the underlying loan. The loans underlying such participations may be secured or unsecured, and the Fund may invest in loans collateralized by mortgages on real property.

REPURCHASE AGREEMENTS - A repurchase agreement is a contract where the seller of securities (limited to U.S. Government securities, including securities issued or guaranteed by the U.S. Treasury or the various agencies and instrumentalities of the U.S. Government) agrees to repurchase the securities at a specified price on a future date determined by negotiations. The repurchase agreement may be considered a loan by a Fund to the issuer of the agreement, a bank or securities dealer, with the U.S. Government securities serving as collateral for the loan.

VARIABLE AND FLOATING RATE INSTRUMENTS - Certain instruments issued, guaranteed or sponsored by the U.S. Government or its agencies, state and local government issuers, and certain debt instruments issued by domestic banks or corporations, may carry variable or floating rates of interest. These instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices, such as a Federal Reserve composite index.

CONCENTRATION OF INVESTMENTS.

The Fund may invest 25% or more of its total assets in commercial paper issued by finance companies. The finance companies in which the Fund intends to invest can be divided into two categories, commercial finance companies and consumer finance companies. Commercial finance companies are principally engaged in lending to corporations or other businesses. Consumer finance companies are primarily engaged in lending to individuals. The Fund classifies captive finance companies or finance subsidiaries which exist to facilitate the marketing and financial activities of their parent in the industry of their parent's corporation. Concentrating investments in any one industry may subject the Fund to more risk than if it did not concentrate investments.

In addition, the Fund may invest 25% or more of the value of its total assets in instruments issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment.

INVESTMENT POLICIES

The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in this prospectus and the Statement of Additional Information, in order to comply with applicable laws and regulations governing money market funds, including the provisions of and regulations under the Investment Company Act of 1940 (the 1940
Act). In particular, the Fund intends to comply with the various requirements of Rule 2a-7 of the 1940 Act, which regulates portfolio maturity, quality and diversification. For example, the Fund will limit its investments to securities with effective remaining maturities of 397 days or less and will maintain a dollar-weighted average maturity of 90 days or less. The Fund will determine the effective remaining maturity of its investments according to Rule 2a-7.

Pursuant to procedures adopted by the Fund's Board of Trustees, the Fund may purchase only high quality securities that CIGNA Investments, Inc., the Fund's adviser (CIGNA Investments) believes present minimal credit risks. To be considered high quality, a security must be a U.S. Government security or must be rated in accordance with applicable rules in one of the two highest categories for short-term securities by at least two nationally recognized rating services (or by one, if only one rating service has rated the security) or, if unrated, judged to be of equivalent quality by CIGNA Investments.

High quality securities are divided into "first tier" and "second tier" securities. First tier securities have received the highest rating (e.g. Standard & Poor's Corporation's ("S&P") A-1 rating) from at least two rating services (or one, if only one has rated the security). Second tier securities have received ratings within the two highest categories (e.g., S&P's A-1 or A-2) from at least two rating services (or one, if only one has rated the security), but do not qualify as first tier securities. If a security has been assigned different ratings by different rating services, at least two rating services must have assigned the highest of the ratings in order for CIGNA Investments to determine eligibility on the basis of that highest rating. Based on procedures adopted by the Board of Trustees, CIGNA Investments may determine that an unrated security is of equivalent quality to a rated first or second tier security.

The Fund may not invest more than 5% of its total assets in second tier securities. In addition, the Fund may not invest more than 1% of its total assets or $1 million (whichever is greater) in the second tier securities of a single issuer.

The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of shareholders.

MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------
The investment adviser to the Fund is CIGNA Investments, an indirect, wholly-owned subsidiary of CIGNA Corporation. CIGNA Investments also serves as investment adviser for other investment companies, and for a number of pension, advisory, corporate and other accounts. CIGNA Investments and other affiliates of CIGNA Corporation manage combined assets of approximately $64 billion. CIGNA Investments' mailing address is 900 Cottage Grove Road, Hartford, Connecticut 06152. CIGNA Investments has been an investment adviser since 19___.

Pursuant to a Master Investment Advisory Agreement, CIGNA Investments manages the investment and reinvestment of the assets of the Fund.

Subject to the control and periodic review of the Board of Trustees, CIGNA Investments determines what investments shall be purchased, held, sold or exchanged by the Fund. CIGNA Investments is also responsible for overall management of the business affairs of the Fund.

As full compensation for the investment management and all other services rendered by CIGNA Investments, the Fund paid CIGNA Investments $_____ for calendar year 1997. This represented 0.__% of the Fund's average daily net assets.

PRICING OF SHARES
--------------------------------------------------------------------------------
The price of Fund shares is based on the Fund's net asset value. The Funds' custodian, State Street Bank and Trust Company ("State Street") calculates the net asset value of each class of the Fund by dividing the number of outstanding shares of each class into the net assets of the Fund attributable to that class. Net assets are the excess of the Fund's assets over its liabilities. Net asset value is determined as of the close of regular trading (normally, 4:00 p.m. Eastern Time) on each day the New York Stock Exchange ("NYSE") is open for trading. Orders for purchases and redemption will not be processed if received when the NYSE is closed. The NYSE is closed on New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

VALUATION OF MONEY MARKET INVESTMENTS

The Fund's investments are valued at amortized cost, which approximates market value, in accordance with rules adopted by the Securities and Exchange Commission. Using the amortized cost valuation method allows the Fund to maintain its net asset value at $1.00 per share. There is no assurance that this method will always be used, or if used, that the net asset value under certain conditions will not deviate from $1.00 per share. If the Board of Trustees deems it inadvisable to continue the practice of maintaining the net asset value of $1.00 per share it may alter this procedure. The Fund will notify shareholders prior to any change, unless the change is only temporary, in which case the shareholders will be notified after the change. See the Statement of Additional Information for more information on amortized cost procedures.

PURCHASE AND REDEMPTION OF SHARES
--------------------------------------------------------------------------------
HOW TO PURCHASE SHARES

The Fund offers its Retail Service class to customers of financial institutions such as broker-dealers and banks.

Shares of the Fund are sold on a continuous basis without any initial sales charge or contingent deferred charge at the Fund's net asset value per share (see "Pricing of Shares"). The Fund does not issue share certificates.

All Retail Service class investors must purchase shares through CIGNA Financial Services, Inc. ("CFS"). Orders placed through CFS are priced as of the close of business on the day the order is received by CFS, provided the order is received by 4:00 p.m. Eastern Time. A completed application is required to establish a new brokerage account. CFS must accept all purchase orders. CFS reserves the right to reject any purchase order. Additional information regarding establishing a brokerage account and purchasing shares may be obtained by calling CFS at 1-800-XXX-XXXX.

ADDITIONAL INFORMATION:

The Fund reserves the right to limit purchases of shares for any one account or related accounts to 2% of the total net asset value of the Fund, or may refuse to sell shares of the Fund to any person.

HOW TO REDEEM SHARES

All Retail Service class investors must redeem shares through their brokerage account with CFS. Shares will be redeemed at the net asset value next determined after CFS receives the redemption request. CFS may require a signature guarantee before it makes payment on redemption orders. For additional information regarding redeeming shares from your brokerage account, call your dealer representative at 1-800-XXX-XXXX.

FURTHER REDEMPTION INFORMATION.

Redemptions from the Fund may not be processed if a redemption request is not submitted in proper form. To be in proper form, you must furnish a taxpayer identification number and address. The Fund may be required to impose "back-up" withholding of federal income tax on dividends, distributions and redemption of proceeds when non-corporate investors have not provided a certified taxpayer identification number. In addition, if an investor sends a check for the purchase of Fund shares and the Fund issues shares before the investor's check has cleared, the Fund may not send redemption proceeds until the check has cleared, which may take up to 15 days.

DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS
--------------------------------------------------------------------------------
The Fund declares dividends daily and distribute dividends monthly.

The Fund includes realized capital gains and losses in its daily declarations of dividends from net investment income. The Fund does not expect to realize any capital gains or losses.

All distributions will be automatically reinvested for you in shares of the Fund at the net asset value determined on the record date.

TAX MATTERS
--------------------------------------------------------------------------------
The Fund intends to make distributions that may be taxed as ordinary income and capital gains (which may be taxable at different rates depending on the length of time the Fund holds its assets). Distributions of net investment income and of any net short-term capital gain are taxable as ordinary income to shareholders. The Fund expects that its distributions will consist primarily of ordinary income. Distributions of net capital gain, if properly designated as capital gain dividends by the Fund, generally are taxable to shareholders as long-term capital gain, regardless of how long the shares have been held, and are not eligible for the corporate dividends-received deduction. Distributions of net investment income and net capital gains will be taxable as described above whether received in cash or reinvested in shares. Shortly after the end of each year, the Fund will inform shareholders of the amount and federal income tax treatment of all distributions paid during the year. Dividends declared to shareholders of record on a date in October, November, or December will be taxable to shareholders in the year declared, as long as the Fund pays the dividends no later than January of the following year.

Upon a sale or redemption of Fund shares, a shareholder who is not a dealer in securities will realize gain or loss which generally will be treated as long-term capital gain or loss if the shares have been held for more than one year, and otherwise as short-term capital gain or loss. However, if a shareholder disposes of shares held for six months or less, any loss realized will be characterized as long-term capital loss to the extent of any capital gain dividends (or undistributed capital gain) made (or credited) to such shareholder prior to the disposition. An exchange of the Fund's shares for shares of another fund will be treated as a sale of the Fund's shares and any gain on the transaction may be subject to federal income tax.

Tax-exempt shareholders will generally not be subject to federal income tax on amounts distributed to them.

Pursuant to the Internal Revenue Code and IRS regulations, the Fund will withhold Federal income tax at a rate of 31% from ordinary income dividends and capital gain distributions, and from redemption payments made to any shareholder who fails to furnish a correct taxpayer identification number, or, in certain cases, fails to properly report income for federal income tax purposes.

Distributions may also be subject to state and local taxes depending on each shareholder's tax situation. Shareholders should consult their tax advisers regarding the particular tax consequences of investing in the Fund.

DISTRIBUTION ARRANGEMENTS
-------------------------

CFS acts as the principal underwriter and distributor of the Fund's shares.

DISTRIBUTION PLAN AND SHAREHOLDER SERVICES

The Fund has adopted a plan under rule 12b-1 of the 1940 Act that allows the Fund to pay distribution fees for the sale and distribution of its shares. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Under the 12b-1 plan, the Fund will pay CFS out of the assets of the Retail Service class up to 0.35% of the average daily net assets to pay distribution fees. The current annual rate is 0.10% of the average daily net assets of the Retail Service class. The Fund's Board of Trustees must approve any increase of the current rate.

In addition, the Fund will pay CFS out of assets of the Retail Service class 0.25% of the average daily net assets of this class for providing shareholder services to shareholders of this class of the Fund. Shareholder services include, but are not limited to, receiving, aggregating, and processing shareholder or beneficial owner orders; providing and maintaining retirement account records; communicating periodically with shareholders; acting as the sole shareholder of record and nominee for shareholders; answering questions and handling correspondence from shareholders about their accounts; and performing similar account administrative services.

MULTIPLE CLASSES

The Fund presently offers three methods of purchasing shares (Institutional class, Retail class, and Retail Service class), enabling the Fund to respond to service needs of different classes of investors. This structure has been developed to attract large institutions, retirement plans and individual investors as Fund shareholders so that certain expenses (such as custodian fees, administrative services, audit fees, legal fees, fees of trustees unaffiliated with the Funds, regulatory fees and certain printing expenses) can be shared rather than duplicated, in an effort to achieve economies of scale. This prospectus offers the Retail Service class only. The Fund provides shareholder services to holders of the Retail class and Retail Service class, and imposes a fee on these classes for these services. The Retail Service class also pays a 12b-1 fee, as described above.
The Institutional class does not pay a shareholder service fee or a 12b-1 fee.

                              FINANCIAL HIGHLIGHTS

      The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are included in the annual report which is available upon request.

                                [TO BE INSERTED]

For investors who want more information about the Fund, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS: Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Fund and is incorporated into this prospectus by reference.

You can get free copies of reports and SAIs, request other information and discuss your questions about the Fund by contacting the Fund at:

         CIGNA Financial Services
         Hartford, CT [CHECK ADDRESS]

         Telephone:  1-800-528-6718

You can review and copy the Fund's reports and SAIs at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

For a fee, by writing to or calling the Public Reference Room of the Commission, Washington, DC 20549-6009.

Free from the Commission's Internet website at http://www.sec.gov.

Information on the operation of the public reference room may be obtained by calling the Commission at:
 1-800-SEC-0330.


                                                      CIGNA Funds Group
                                                      CIGNA Money Market Fund
                                                      Retail Services Class

                                                              (Investment
                                                              Company Act
                                                              file no. 811-1646)

                        C I G N A   F U N D S   G R O U P
                        ---------------------------------

                  C I G N A   M O N E Y   M A R K E T   F U N D

     S T A T E M E N T   O F   A D D I T I O N A L   I N F O R M A T I O N

                           J A N U A R Y   1,   1 9 9 9







This Statement of Additional Information is not a prospectus, but should be read in conjunction with the prospectus for CIGNA Money Market Fund (the "Fund"), a series of CIGNA Funds Group ("CFG" or the "Trust") having the same date as the date of this Statement of Additional Information. Much of the information contained in this document expands upon subjects discussed in the prospectus. No investment in shares of the Fund should be made without first reading the prospectus. A copy of the prospectus of the Fund may be obtained by writing to CIGNA Funds Shareholder Services, Hartford, Connecticut 06152-2210.

The financial statements for CIGNA Funds Group, for the year ended December 31, 1997, as contained in the Annual Reports to Shareholders, are hereby incorporated by reference into this Statement of Additional Information. The financial statements for the year ended December 31, 1997 have been examined by Price Waterhouse LLP (n/k/a PricewaterhouseCoopers LLP), independent accountants, whose report thereon also is incorporated herein by reference.

                                TABLE OF CONTENTS

                                                                           Page

General Information About the Trust......................................... 3
-----------------------------------
The Fund, Its Investment Objectives and Policies.............................3
------------------------------------------------
Classification...............................................................3
--------------
Investment Strategies and Risks..............................................3
-------------------------------
Fund Policies................................................................7
-------------
Management of the Trust......................................................9
-----------------------
Control Persons and Principal Holders of Securities.........................11
---------------------------------------------------
Investment Advisory and Other Services......................................12
--------------------------------------
Underwriter.................................................................14
-----------
Brokerage Allocation and Other Practices....................................16
----------------------------------------
Capital Stock...............................................................18
-------------
Purchase, Redemption and Pricing of Securities..............................19
----------------------------------------------
Tax Matters.................................................................20
-----------
Performance Information.....................................................22
-----------------------
Financial Statements........................................................23
--------------------

GENERAL INFORMATION ABOUT THE TRUST
-----------------------------------

The Trust is a Massachusetts business trust organized pursuant to a Master Trust Agreement dated April 10, 1985, as amended and restated by the First Amended and Restated Master Trust Agreement dated as of March 1, 1996. The Fund is a series or separate portfolio of the Trust. The Board of Trustees of the Trust is authorized to create new series of shares without the necessity of a vote of shareholders of the Trust.

THE FUND, ITS INVESTMENT OBJECTIVES AND POLICIES
------------------------------------------------

Classification
--------------

The Fund is a diversified, open-end management investment company.

Investment Strategies and Risks
-------------------------------

The types of money market instruments in which the Fund principally invests are listed in the prospectus. The Fund may also invest in the following types of securities and use the following strategies:

OBLIGATIONS OF DEPOSITORY INSTITUTIONS AND COMMERCIAL PAPER OF FOREIGN ISSUERS. The Fund may invest in U.S. dollar-denominated obligations of U.S. and foreign depository institutions, including commercial and savings banks and savings and loan associations. The obligations may be issued by U.S. or foreign depository institutions, foreign branches or subsidiaries of U.S. depository institutions ("Eurodollar" obligations), U.S. branches or subsidiaries of foreign depository institutions ("Yankeedollar" obligations) or foreign branches or subsidiaries of foreign depository institutions. Obligations of foreign depository institutions, their branches and subsidiaries, and Eurodollar and Yankeedollar obligations may involve investment risks in addition to the risks of obligations of U.S. institutions. Such investment risks include adverse political and economic developments, the possible imposition of withholding taxes on interest income payable on such obligations, the possible seizure or nationalization of foreign deposits and the possible establishment of exchange controls or other foreign governmental laws or restrictions which might adversely affect the payment of principal and interest. Generally, the issuers of such obligations are subject to fewer regulatory requirements than are applicable to U.S. banks. Foreign depository institutions, their branches or subsidiaries, and foreign branches or subsidiaries of U.S. banks may be subject to less stringent reserve requirements than U.S. banks. U.S. branches or subsidiaries of foreign banks are subject to the reserve requirements of the state in which they are located. There may be less publicly available information about a foreign bank or a branch or subsidiary of a foreign bank than about a U.S. institution, and such branches or subsidiaries may not be subject to the same accounting, auditing and financial record keeping standards and requirements as U.S. banks. Evidence of ownership of foreign depository and Eurodollar obligations may be held outside of the United States and the Fund may be subject to the risks associated with the holding of such property overseas. Foreign depository and Eurodollar obligations of the Fund held overseas will be held by foreign branches of the Fund's custodian or by other U.S. or foreign banks under subcustodian arrangements complying with the requirements of the Investment Company Act of 1940, as amended (the "1940 Act"). CIGNA Investments will consider the above factors in making investments in foreign depository, Eurodollar and Yankeedollar obligations and will not knowingly purchase obligations which, at the time of purchase, are subject to exchange controls or withholding taxes. Generally, the Fund will limit its foreign depository and Yankeedollar investments to obligations of banks organized in Canada, France, Germany, Japan, the Netherlands, Switzerland, the United Kingdom and other western industrialized nations.

The Fund may also invest in U.S. dollar-denominated commercial paper and other short-term obligations issued by foreign entities. Such investments are subject to quality standards similar to those applicable to investments in comparable obligations of domestic issuers. Investments in foreign entities in general involve the same risks as those described above in connection with investments in Eurodollar and Yankeedollar obligations and obligations of foreign depository institutions and their foreign branches and subsidiaries.

SECURITIES ISSUED ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, that is, delivery of and placement for the securities is not fixed at the date of purchase, but is set after the securities are issued (normally within forty-five days after the date of the transaction). The Fund also may purchase or sell securities on a delayed delivery basis. The payment obligation and the interest rate that will be received on the delayed delivery securities are fixed at the time the buyer enters into the commitment. The Fund will only make commitments to purchase when-issued or delayed delivery securities with the intention of actually acquiring such securities, but the Fund may sell these securities before the settlement date if it is deemed advisable.

Investment in securities on a when-issued or delayed delivery basis may increase the Fund's exposure to market fluctuation and may increase the possibility that the Fund will incur short-term gains subject to Federal taxation or short-term losses if the Fund must engage in portfolio transactions in order to honor a when- issued or delayed delivery commitment. In a delayed delivery transaction, the Fund relies on the other party to complete the transaction. If the transaction is not completed, the Fund may miss a price or yield considered to be advantageous. The Fund will employ techniques designed to reduce such risks. If the Fund purchases a when-issued security, the Fund's custodian bank will segregate cash or high grade securities in an amount equal to the when-issued commitment. If the market value of the segregated securities declines, additional cash or securities will be segregated on a daily basis so that the market value of the segregated assets will equal the amount of the Fund's when-issued commitments. To the extent cash and securities are segregated, they will not be available for new investments or to meet redemptions. Securities purchased on a delayed delivery basis may require a similar segregation of cash or other high grade securities. For a more complete description of when-issued securities and delayed delivery transactions see the Statement of Additional Information.

ILLIQUID SECURITIES. The Fund may invest up to 10% of its net assets in securities that are illiquid. Illiquid securities include securities that have no readily available market quotations and cannot be disposed of promptly (within seven days) in the normal course of business at approximately the price at which they are valued. Illiquid securities may include securities that are subject to restrictions on resale because they have not been registered under the Securities Act of 1933 (the "1933 Act"). Restricted securities may, in certain circumstances, be resold pursuant to Rule 144A under the 1933 Act, and thus may or may not constitute illiquid securities. To the extent that qualified institutional buyers become uninterested in purchasing these restricted securities the level of illiquidity in a Fund may increase. CIGNA Investments determines the liquidity of the Fund's investments. Limitations on the resale of restricted securities may have an adverse effect on their marketability, which may prevent the Fund from disposing of them promptly at reasonable prices. The Fund may have to bear the expense of registering such securities for resale, and the risk of substantial delays in effecting such registrations.

INVESTMENTS IN FOREIGN SECURITIES. The Fund may invest up to 50% of its total assets in Canadian and other foreign securities, although the Fund may only invest in foreign securities denominated in U.S. dollars.

BORROWING. The Fund may borrow from banks or through reverse repurchase agreements to the extent permitted by the 1940 Act. If the Fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. Under the 1940 Act as currently in effect, a fund may borrow from any lender only for temporary purposes in an amount not exceeding 5% of its total assets, and may borrow from a bank in an amount not exceeding 33 1/3% of its total assets.

LENDING OF PORTFOLIO SECURITIES. In order to generate additional income, the Fund may lend its portfolio securities on a short-term or long-term basis, or both, to broker/dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which CIGNA Investments has determined are creditworthy under guidelines established by the Fund's Trustees and will receive collateral at all times equal to at least 100% of the value of the securities loaned. There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.

RATING AGENCIES. The Fund's investments in short-term corporate debt and bank money instruments will be rated, or will be issued by issuers who have been rated, in one of the two highest rating categories for short-term debt obligations by a nationally recognized statistical rating organization (an "NRSRO") or, if not rated, will be of comparable quality as determined by the Trustees of the Trust. The Fund's investments in corporate bonds and debentures (which must have maturities at the date of purchase of 397 days (13 months) or less) will be in issuers who have received from an NRSRO a rating with respect to a class of short-term debt obligations that is comparable in priority and security with the investment in one of the two highest rating categories for short-term obligations or if not rated, will be of comparable quality as determined by the Trustees of the Trust. Currently, there are six NRSROs: Duff and Phelps Inc., Fitch Investors Services, Inc., IBCA Limited and its affiliate IBCA Inc., Thompson BankWatch, Inc., Moody's Investors Service Inc. and Standard & Poor's Rating Group.

The rating applied to a security at the time the security is purchased by the Fund may be changed while the Fund holds such security in its portfolio. This change may affect, but will not necessarily compel, a decision to dispose of a security. If the major rating services used by the Fund were to alter their standards or systems for rating, the Fund would then employ ratings under the revised standards or systems that would be comparable to those specified in its current investment objective, policies and restrictions.

RULE 2A-7. The Board of Trustees has established procedures in compliance with Rule 2a-7 under the 1940 Act that include reviews of portfolio holdings by the Trustees at such intervals as they may deem appropriate to determine whether the net asset value of the Fund, calculated by using available market quotations, deviates from $1.00 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to existing shareholders. In the event the Trustees determine that a deviation having such a result exists, they intend to take such corrective action as they deem necessary and appropriate, including the sale of portfolio instruments prior to maturity in order to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; or establishing a net asset value per share by using available market quotations; in which case, the net asset value could possibly be greater or less than $1.00 per share. If the Trustees deem it inadvisable to continue the practice of maintaining the net asset value at $1.00 per share, they may alter this procedure. The shareholders of the Fund will be notified promptly after any such change.

Any increase in the value of a shareholder's investment in the Fund resulting from the reinvestment of dividend income is reflected by an increase in the number of shares in the shareholder's account.

FUND POLICIES
-------------

The Fund is subject to the following restrictions which may not be changed without approval of the lesser of (i) 67% or more of that Fund's shares present at a meeting if the holders of more than 50% of the outstanding shares are present in person or represented by proxy, or (ii) more than 50% of that Fund's outstanding shares. Any investment restriction that involves a maximum or minimum percentage of securities or assets shall not be considered to be violated unless an excess over or a deficiency under the percentage occurs immediately after, and is caused by, an acquisition or disposition of securities or utilization of assets by the Fund.

The Fund may not:

1. Borrow money or issue senior securities except that the Fund may borrow to the extent permitted by the 1940 Act for temporary or emergency purposes to satisfy redemption requests.

2. Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under Federal securities laws.

3. Concentrate 25% or more of its total assets in a particular industry, except the Fund may invest up to 100% of its assets in the financial services industry.

4. Purchase or sell mortgages or real estate, or invest in real estate limited partnerships, although it may purchase securities of issuers that deal in real estate and may purchase securities that are secured by interests in real estate.

5. Lend any funds or other assets, except that the Fund may, consistent with its investment objective and policies: (a) invest in debt obligations including bonds, debentures or other debt securities, bankers' acceptances and commercial paper, even though the purchase of such obligations may be deemed to be the making of loans, (b) enter into repurchase agreements, and (c) lend its portfolio securities in an amount not to exceed one-third of the value of its total assets, provided such loans are made in accordance with applicable guidelines established by the Securities and Exchange Commission.

6. With respect to 75% of its assets, purchase the securities of any issuer if such purchase would cause more than 5% of the value of its total assets (taken at market value at the time of such investment) to be invested in the securities of such issuer except (a) U.S. Government securities including securities issued by its agencies and instrumentalities (or repurchase agreements with respect thereto), and
        (b) obligations issued by U.S. banks.

7. With respect to 75% of its assets, purchase the securities of any issuer if such purchase would cause more than 5% of the voting securities, or more than 10% of the securities of any class of such issuer (taken at the time of such investment), to be held by the Fund.

In addition, the Fund may not change its investment objective of seeking to provide as high a level of current income as is consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value without shareholder approval.

MANAGEMENT OF THE TRUST
-----------------------

The Trust is managed by a Board of Trustees. The Trustees are responsible for managing the Trust's business affairs and for exercising all of the Trust's powers except those reserved for the shareholders.

The Trustees and the executive officers of the Trust are listed below, together with information as to their principal occupations during the past five years and other principal business affiliations. Each currently holds the equivalent position as Trustee and/or officer of CIGNA High Income Shares, CIGNA Institutional Funds Group and CIGNA Variable Products Group, and holds a similar position as Director and/or executive officer of INA Investment Securities, Inc. Correspondence with any Trustee or officer may be addressed to the Trust, 100 Front Street, Suite 300, Worcester, Massachusetts 01601.

R. BRUCE ALBRO*, 55, Trustee; Senior Managing Director and Division Head, CIGNA Portfolio Advisers, a division of CIGNA Investments; Chairman of the Board and President, CIGNA Funds Group, CIGNA Institutional Funds Group, CIGNA Variable Products Group, CIGNA High Income Shares and INA Investment Securities, Inc. Mr. Albro is also an officer or director of various other entities which are subsidiaries or affiliates of CIGNA. Previously; Managing Director - Division Head, CII. Managing Director, CII.

HUGH R. BEATH, 67, Trustee; Advisory Director, AdMedia Corporate Advisors, Inc. (investment banking); previously Managing Director, Admedia Corporate Advisors, Inc.; Chairman of the Board of Directors, Beath Advisors, Inc. (investment advisor).

RUSSELL H. JONES, 54, Trustee; Vice President and Treasurer, Kaman Corporation (helicopters and aircraft components, industrial products and services); Trustee, Connecticut Policy and Economic Counsel; Corporator, Hartford Seminary; Secretary, Bloomfield Chamber of Commerce.

THOMAS C. JONES*, 51, Trustee; President, CIGNA Investment Management; President and Director, CIGNA Investment Group, Inc. and CII; Director, CIGNA International Investment Advisors, Ltd. Mr. Jones is also an officer or director of various other entities which are subsidiaries or affiliates of CIGNA. Previously President, CIGNA Individual Insurance, a division of CIGNA; President, CIGNA Reinsurance--Property & Casualty, a division of CIGNA; Executive Vice President and Director, NAC RE Corporation (property and casualty reinsurance).

PAUL J. MCDONALD, 54, Trustee; Senior Executive Vice President and Chief Administrative Officer, Friendly Ice Cream Corporation

(family restaurants/dairy products); Chairman, Dean's Advisory Council, University of Massachusetts School of Management; Director, Springfield YMCA; Trustee, Basketball Hall of Fame; Regional Director-Western Massachusetts, Bank of Boston. Previously, Executive Vice President, Finance and Chief Financial Officer, Friendly Ice Cream Corporation.

ALFRED A. BINGHAM III, 53, Vice President and Treasurer, CIGNA Funds Group, CIGNA Institutional Funds Group, CIGNA Variable Products Group, CIGNA High Income Shares and INA Investment Securities, Inc.; Assistant Vice President, CII.

JEFFREY S. WINER, 40, Senior Counsel, CIGNA; Vice President and Secretary, CIGNA Funds Group, CIGNA Institutional Funds Group, CIGNA Variable Products Group, CIGNA High Income Shares and INA Investment Securities, Inc.; previously Counsel, CIGNA.

*Trustees identified with an asterisk are considered interested persons of the Funds within the meaning of the 1940 Act because of their affiliation with CIGNA Corporation or its affiliates.

The Board has created an Audit Committee from among its members which meets periodically with representatives of PricewaterhouseCoopers LLP, independent accountants for the Trust, a Contracts Committee which, as part of its duties, considers the terms and the renewal of the Master Investment Advisory Agreement with CIGNA Investments, and a Nominating Committee which considers the identification of new members of the Board and the compensation of Trustees. The Nominating Committee, Audit Committee and Contracts Committee consist of Trustees who are not affiliated with CIGNA Corporation or any of its subsidiaries.

The Trust pays no compensation to any of its officers, other than the reimbursement of the costs of the Office of the Treasurer and the Office of the Secretary, or to any of their Trustees who are officers or employees of CIGNA Corporation or its affiliates. The following table shows compensation paid by the Trusts and other investment companies in the CIGNA fund complex to Trust Trustees in 1997:


                                                                       Pension or
                                                                       Retirement                                   Total
                                                                       Benefits                                     Compensation
                                                                       Accrued As                                   from Trust and
                                                Aggregate              Part of              Estimated Annual        CIGNA Fund
Name of Person,                                 Compensation           Trust                Benefits Upon           Complex Paid to
Position with Trust                             from Trust             Expense              Retirement              Trustees(c)
------------------------------------------------------------------------------------------------------------------------------------
R. Bruce Albro, Trustee,                        $   -                  $ -                  $ -                     $ -
Chairman and President
Hugh R. Beath, Trustee (a)                      $ 2,800                  -                    -                     $24,600
Russell H. Jones, Trustee                       $ 2,800                  -                    -                     $24,600
Thomas C. Jones, Trustee                            -                    -                    -                      -
Paul J. McDonald, Trustee (b)                   $ 2,800                  -                    -                     $24,600

Arthur C. Reeds, III,                               -                    -                    -                      -
Trustee(d)

                                                $8,400                 $                    $                       $73,800
                                                =========              ===========          ------------            =======



------------------------
(a) All but $403 of Mr. Beath's 1997 compensation was deferred under a plan for all CIGNA funds in which he had an aggregate balance of $167,185 as of December 31, 1997.

(b) All but $403 of Mr. McDonald's 1997 compensation was deferred under a plan for all CIGNA funds in which he had an aggregate balance of $80,886 as of December 31, 1997.

(c) There were four (4) investment companies besides the Trust in the CIGNA fund complex.

(d) Mr. Reeds retired from CIGNA Corporation and resigned from the Trust in 1997.



CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
---------------------------------------------------

As of September 28, 1998, record and beneficial owners of five percent or more of the shares of the Money Market Fund were as follows:

                                                                                    PERCENTAGE OF
                  SHAREHOLDER                     ADDRESS                            OWNERSHIP

CIGNA Health Plan of California                 505 North Brand Blvd.                 27.5%
                                                Glendale CA  91205

CIGNA Community Choice (Arizona                 11001 N. Black Canyon Highway          5.8%
                        corporation)            Phoenix, AZ 85029




Healthsource North Carolina, Inc.                 701 Corporate Center Drive               16.6%
                                                  Raleigh, NC 27607

Healthsource, Inc.(New Hampshire                  Two College Park Drive                    8.7%
                   corporation)                   Hooksett, NH 03106

The Trustees and officers do not own any Fund shares. By virtue of owning more than 25% of the shares of the fund, Healthsource, Inc. is deemed to control the Fund. This control does not affect the voting rights of other Fund shareholders. Healthsource, Inc. is an indirect, wholly owned subsidiary of CIGNA Corporation.

INVESTMENT ADVISORY AND OTHER SERVICES
--------------------------------------

The investment adviser to the Fund is CIGNA Investments, an indirect, wholly-owned subsidiary of CIGNA Corporation. CIGNA Investments also serves as investment adviser for other investment companies sponsored by affiliates of CIGNA Corporation, and for a number of pension, advisory, corporate and other accounts. CIGNA Investments and other affiliates of CIGNA Corporation manage combined assets of approximately $64 billion. CIGNA Investments's mailing address is 900 Cottage Grove Road, Hartford, Connecticut 06152.

Pursuant to the Master Investment Advisory Agreements between the Trust and CIGNA Investments, CIGNA Investments manages the investment and reinvestment of the assets of the Funds.

Subject to the control and periodic review of the Board of Trustees of the Trust, CIGNA Investments determines what investments shall be purchased, held, sold or exchanged for the account of the Fund. Accordingly, the role of the Trustees is not to approve specific investments, but rather to exercise a control and review function.

The Trust pays all expenses not specifically assumed by CIGNA Investments including compensation and expenses of Trustees who are not Directors, officers or employees of CIGNA Investments or any other affiliates of CIGNA Corporation; investment management fees; registration, filing and other fees in connection with filings with regulatory authorities; the fees and expenses of independent accountants; costs of printing and mailing registration statements, prospectuses, proxy statements, and annual and periodic reports to shareholders; custodian and transfer agent fees; brokerage commissions and securities transactions costs incurred by the Trust; taxes and corporate fees; legal fees incurred in connection with the affairs of the Trust; expenses of meetings of the shareholders and Trustees; and any expenses allocated or allocable to a specific class of shares.

CIGNA Investments, at its own expense, furnishes to the Trust office space and facilities and, except with respect to the Office of the

Treasurer and Office of the Secretary as provided in the Master Investment Advisory Agreement, all personnel for managing the affairs of the Trust and the Fund. The Trust and other registered investment companies advised by CIGNA Investments have agreed to reimburse CIGNA Investments for its costs of maintaining the Office of the Treasurer and the cost of the Office of the Secretary as provided in their respective investment advisory agreements. CIGNA Investments has estimated that in 1998 the total expenses of the Office of the Treasurer for all funds in the CIGNA fund complex will not exceed $392,000 and the expenses of the Office of the Secretary are not expected to exceed $118,000. The portion of these expenses allocated to the Fund for calendar year 1998 are not expected to exceed $74,803 and $22,517, respectively.

In 1997 the costs reimbursed by the Fund for the Office of the Treasurer and the Office of the Secretary totalled $88,822 ($64,233 Office of the Treasurer; $17,589 - Office of the Secretary). The Board of Trustees of the Trust has approved the method under which this cost will be allocated to the Trust, and then to each Fund.

As full compensation for the investment management and all other services rendered by CIGNA Investments, the Fund pays CIGNA Investments a separate fee computed daily and paid monthly at annual rates based on 0.35% of the value of the Fund's average daily net assets. Management fees for the Trusts other series are also based on a percentage of the value of each series average daily net assets. The management fee for each class of the Fund is based on 0.35% of each class' average daily net assets.

Trust-wide expenses not identifiable to any particular series of the Trust will be allocated among the series. CIGNA Investments has voluntarily agreed, until April 30, 2000, to reimburse the Fund to the extent that the annual operating expenses in any one year (excluding interest, taxes, amortized organizational expense, transaction costs in acquiring and disposing of portfolio securities and extraordinary expenses) of the Fund exceed a percentage of the value of the Fund's average daily net assets, as follows:


                    Institutional              Retail             Retail Service
                    Class                      Class              Class
                    -------------              ------             --------------

Money Market Fund   .45%                       .70%               1.00%



CIGNA Money Market Fund incurred a management fee of $446,085, $111,530 and $26,892 in 1997, 1996 and 1995, respectively. However, due to the expense limitation, CIGNA Investments waived $88,881 and $78,697 of this fee in 1997 and 1996, respectively and waived its management fees and reimbursed $23,194 to the Fund in 1995.

The Master Investment Advisory Agreement provides that it will continue from year to year as to the Fund provided that such continuance is specifically approved at least annually: (a) by a vote of the "majority of the outstanding voting securities" (as such term is defined in the 1940 Act) of that Fund or by the Board of Trustees of the Trust, and (b) by a vote of a majority of the Trustees who are not parties to the agreement or "interested persons" (as defined in the 1940 Act) of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Master Investment Advisory Agreement provides that it (i) may be terminated at any time without penalty (a) upon 60 days' written notice by vote of the Trustees of the Trust, or with respect to any series of the Trust, by vote of a majority of the outstanding voting securities of that series, or (b) by CIGNA Investments upon 90 days' written notice to the Trust in the case of the Master Investment Advisory Agreement and (ii) will automatically terminate in the event of its "assignment" (as such term is defined in the 1940 Act).

Each Master Trust Agreement acknowledges CIGNA Corporation's control over the name "CIGNA". The Trust and the Fund would be obliged to change their names to eliminate the word "CIGNA" (to the extent they could lawfully do so) in the event CIGNA Corporation were to withdraw its permission for use of such name. CIGNA Corporation has agreed not to withdraw such permission from the Trust or a series of the Trust so long as an affiliate of CIGNA Corporation shall be the investment adviser for such series.

UNDERWRITER
-----------

CIGNA Financial Services ("CFS") serves as the Trusts' distributor pursuant to a distribution contract which is subject to annual approval by the Board of Trustees. CFS is an indirect, wholly-owned subsidiary of CIGNA Corporation and, along with CIGNA Investments, is under the control of CIGNA Corporation. CFS's address is One Commercial Plaza, Hartford, CT 06103. The distribution contract is terminable without penalty, at any time, by the Trust upon 60 days' written notice to CFS or by CFS upon 60 days' notice, to the Trust. CFS is not obligated to sell any specific amount of Trust shares. Pursuant to the distribution contract, CFS continuously offers Fund shares. CFS received no compensation for distributing Fund shares in 1997.

The Fund, on behalf of its Retail Class and Retail Services class, has entered into agreements with CFS for CFS to provide shareholder services to shareholders of these classes. These services include receiving, aggregating, and processing shareholder or beneficial owner orders; providing and maintaining retirement account and other records; communicating periodically with shareholders; acting as the sole shareholder of record and nominee for shareholders; answering questions and handling correspondence from shareholders about their accounts; and performing similar account administration services.

The Fund will pay CFS 0.25% of the average daily net assets of the Retail Service class per year or providing shareholder services to shareholders of this class, and will pay CFS $20.16 for each account in the Retail class for providing shareholder services to shareholders of this class. CFS will begin providing these services in 1999.

The Trusts' Custodian and Transfer Agent is State Street Bank and Trust Company ("State Street"), Boston, Massachusetts 02107. Under its Custodian Agreement, State Street maintains the portfolio securities of each Fund, administers the purchases and sales of portfolio securities, collects interest and dividends and other distributions made on the securities held in the portfolio, determines the net asset value of shares of each Fund on a daily basis and performs such other ministerial duties as are included in the Custodian Agreement and Agency Agreement, copies of which are on file with the Securities and Exchange Commission.

The Fund, on behalf of its Retail Service class, has adopted a plan under rule 12b-1 of the 1940 Act. The plan was adopted in October 1998 and activities for which payment will be made under the plan will begin in 1999. The principal types of activities that providers will furnish under the plan are answering telephone inquiries and processing request for information; formulating and implementing marketing and promotional activities; printing and distributing prospectuses to prospective shareholders, and other support services primarily intended to result in the sale of Retail Service class shares.

The plan reimburses CFS, the Fund's distributor, out of assets of the Retail Service class for expenses and costs associated with activities primarily intended to result in the sale of Retail Service class shares. These costs and expenses may include those associated with CFS employees. The fee under the 12b-1 plan may not exceed 0.35% of the average daily net assets of the Retail Service class of the Fund during any fiscal year.

The Fund anticipates that the plan will result in increased sales of Fund shares and an increase in the amount of assets in the Fund, permitting various Fund expenses (such as custodian fees, audit and legal fees, trustee fees) to be spread across a larger shareholder base and amount of assets, permitting greater economies of scale.

PricewaterhouseCoopers LLP acts as independent accountant for the Trust. Its offices are at 160 Federal Street, Boston, Massachusetts 02110. PricewaterhouseCoopers LLP representatives annually perform an audit of the financial statements of the Trust's series and provide accounting advice and services throughout the year. PricewaterhouseCoopers LLP reports its activities and the results of its audit to the Audit Committee of the Board of Trustees.

PricewaterhouseCoopers LLP also provides certain tax advice to the Trust.

BROKERAGE ALLOCATION AND OTHER PRACTICES
----------------------------------------

With respect to Fund transactions, it is the policy of CIGNA Investments on behalf of its clients, including the Fund, to have purchases and sales of portfolio securities executed at the most favorable prices, considering all costs of the transaction, including brokerage commissions and spreads, and research services, consistent with obtaining best execution.

In seeking best execution, CIGNA Investments will select brokers/dealers on the basis of their professional capability and the value and quality of their brokerage services. Brokerage services include the ability to execute most effectively large orders without adversely affecting markets and the positioning of securities in order to effect orderly sales for clients.

The officers of CIGNA Investments will determine, generally without limitation, the brokers/dealers through whom, and the commission rates or spreads at which, securities transactions for client accounts are executed. The officers of CIGNA Investments may select a broker/dealer who may receive a commission for portfolio transactions exceeding the amount another broker/dealer would have charged for the same transaction if they determine that such amount of commission is reasonable in relation to the value of the brokerage or research services performed or provided by the executing broker/dealer, viewed in terms of either that particular transaction or CIGNA Investments' overall responsibilities to the client for whose account such portfolio transaction is executed and other accounts advised by CIGNA Investments or accounts advised by other investment advisers which are related persons of CIGNA Investments.

Portfolio transactions placed through dealers serving as primary market makers are effected at net prices, without commissions as such, but which include compensation in the form of mark up or mark down.

If two or more brokers/dealers are considered able to offer the same favorable price with the equivalent likelihood of best execution, the officers of CIGNA Investments may prefer the broker/dealer who has furnished research services. Research services include market information, analysis of specific issues, presentation of special situations and trading opportunities on a timely basis, advice concerning industries, economic factors and trends, portfolio strategy and performance of accounts. Research services are used in advising all accounts, including accounts advised by related persons of CIGNA Investments, and not all such services are necessarily used by CIGNA Investments in connection with the specific account that paid commissions to the broker/dealer providing such services.

The overall reasonableness of brokerage commissions paid is evaluated continually. Such evaluation includes review of what competing brokers/dealers are willing to charge for similar types of services and what discounts are being granted by brokerage firms. The evaluation also considers the timeliness and accuracy of the research received.

In addition, CIGNA Investments may, if permitted by applicable law, use brokerage commissions to pay for products or services (other than brokerage and research services) obtained from broker/dealers and third parties in accordance with SEC Release 34-23170 dated April 23, 1986. Pursuant to that Release, products and services which provide lawful and appropriate assistance to CIGNA Investments' investment decision-making process may be paid for with brokerage commissions to the extent such products and services are used in that process. Where the research service product has a mixed use, that is, the product may serve a number of functions certain of which are not related to the making of investment decisions, CIGNA Investments allocates the cost of the product on a basis which they deem reasonable, according to the various uses of the product, and maintains records documenting the allocation process followed. Only that portion of the cost of the product allocable to research services is paid through credit earned from the Fund's brokerage business. CIGNA Investments will not acquire research services through the generation of credits with respect to the Funds' principal transactions or transactions in financial futures, except in new issue fixed price underwritings. CIGNA Money Market Fund paid no brokerage commissions in 1995, 1996 or 1997.

As of December 31, 1997, Sanford C. Bernstein & Co., Inc. ("Sanford Bernstein"), 767 Fifth Avenue, New York, NY 10153, reported that it held 6,263,994 shares or 8.66% of the outstanding common stock of CIGNA for the accounts of discretionary clients who have the right to receive dividends these shares and any proceeds from the sale of these shares. Sanford Bernstein also reported sole voting power as to 3,368,544, shared voting power ass to 749,963, and sole dispositive power as to all of these shares. Wellington Management Company, LLP ("Wellington"), 75 State Street, Boston, MA 02109, reported that as of December 31, 1997 it held 4,276,700 shares, or 5.91% of the outstanding common stock of CIGNA for the accounts of discretionary clients who have the right to receive dividends on these shares and any proceeds from the sale of these shares. Wellington also reported sole voting power as to none, shared voting power as to 323,700, and shared dispositive power as to all of these shares. Swiss Bank Corporation ("Swiss Bank"), Aeschenplatz 6 CH- 4002, Basel, Switzerland, reported on a joint basis with its subsidiaries, SBC Holding (USA), Inc. ("SBC"), Brinson Partners, Inc. and Brinson Holdings, Inc. that as of December 31, 1997, Swiss Bank and SBC had shared voting and dispositive power over 3,868,333 shares, or 5.35% of the outstanding common stock of CIGNA. Brinson

Partners, Inc. and Brinson Holdings, Inc. reported shared voting and dispositive power over 3,859,472 shares.

Neither the Trust nor CIGNA Investments presently allocate brokerage commissions to, or place orders for portfolio transactions with, either directly or indirectly, brokers or dealers based on their sales of Fund shares. Except as noted, neither the Trust nor CIGNA Investments utilize an affiliated broker or dealer in effecting Fund portfolio transactions and do not recapture commissions paid in such transactions.

CAPITAL STOCK
-------------

The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest with a par value of $0.001 each.

The Institutional, Retail, and Retail Service class of the Fund represent interests in Fund's assets and have identical voting, dividend, liquidation and other rights on the same terms and conditions, except that each class of shares bears differing class- specific expenses and exchange privileges, the Retail class has exclusive voting rights on matters pertaining to its shareholder services plan, and the Retail Service class has exclusive voting rights on matters pertaining to its shareholder services plan and distribution plan.

Under Massachusetts law, the Trust's shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Trust's Master Trust Agreement disclaims liability of the shareholders, Trustees or officers of the Trust for acts or obligations of the Trust, which are binding only on the assets and property of the Trust, and requires that notice of the disclaimer be given in each contract or obligation entered into or executed by the Trust or the Trustees. The Master Trust Agreement provides for indemnification out of Trust property for all loss and expense of any shareholder held personally liable for the obligations of the Trust. The risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations and thus should be considered remote.

Shares of the Fund will entitle their holders to one vote per share (with proportionate voting for fractional shares), irrespective of the relative net asset value of the shares of any other series of the Trust. On any matter submitted to a vote of shareholders of the Trust, all shares of the Trust then issued and outstanding shall be voted in the aggregate. However, on matters affecting an individual series or class of shares, a separate vote of shareholders of that series or class would be required. Shareholders of a series or class would not be entitled to vote on any matter which does not affect that series or class but which would require a separate vote of another series or class.

When issued, shares of the Fund are fully paid and nonassessable, and have no preemptive or subscription rights. There are no conversion rights. Shares do not have cumulative voting rights, which means that in situations in which shareholders elect Trustees, holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees of the Trust and the holders of less than 50% of the shares voting for the election of Trustees will not be able to elect any Trustees.

PURCHASE, REDEMPTION AND PRICING OF SECURITIES
----------------------------------------------

Shares of the Fund are sold on a continuous basis without any initial sales charge or contingent deferred charge at the Fund's net asset value per share. The Fund does not issue share certificates.

Retirement and Savings Plan Participants
----------------------------------------

The Fund may be available as an investment option in employer-sponsored retirement or savings plans. All orders to purchase shares must be made through and in accordance with procedures established by the participant's employer or plan administrator. The plan administrator can provide participants with detailed information on how to participate in the plan and how to select the Fund as an investment option.

Brokerage Account Purchases
---------------------------

All investors other than employer sponsored retirement or savings plan participants must purchase shares through CFS, the Fund's underwriter, or a dealer who has entered into a dealer agreement with CFS. Orders placed through a brokerage representative are priced as of the close of business on the day the order is received by CIGNA Funds Shareholder Services or the transfer agent, provided the order is received by 4:00 p.m. Eastern Time. Brokerage representatives are responsible for the prompt transmission of purchase and redemption orders placed through them by shareholders.

The Fund reserves the right to revise its redemption procedures on 30-days' notice. The Fund may suspend redemptions or postpone the date of payment during any period when: (a) the New York Stock Exchange is closed for other than customary weekend and holiday closings or trading on such Exchange is restricted; (b) the Securities and Exchange Commission has by order permitted such suspension for the protection of the Fund's shareholders; or (c) an emergency exists as determined by the Securities and Exchange Commission making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable.

A fund's net asset value is calculated by dividing the number of outstanding shares into the net assets of the fund. Net assets are the excess of a fund's assets over its liabilities.

The investments of the Money Market Fund are valued at amortized cost. The amortized cost of an instrument is determined by valuing it at cost originally and thereafter amortizing any discount or premium from its face value at a constant rate until maturity, regardless of the effect of fluctuating interest rates or other factors on the market value of the instrument. The amortized cost method may result at times in determinations of value that are higher or lower than the price the Fund would receive if the instruments were sold. During periods of declining interest rates, use by the Fund of the amortized cost method of valuing its portfolio may result in a lower value than the market value of the portfolio, which could be an advantage to new investors relative to existing shareholders. The converse would apply in a period of rising interest rates.

The valuation of the investments of the Money Market Fund at amortized cost is permitted by the Securities and Exchange Commission, and the Fund is required to adhere to certain conditions so long as they use this valuation method. The Money Market Fund will maintain a dollar-weighted average portfolio maturity of 90 days or less, will purchase only instruments having remaining maturities of 397 days or less (except as permitted under Rule 2a-7 of the 1940 Act with respect to variable and floating rate instruments) and will invest only in securities determined by the Board of Trustees to be of high quality with minimal credit risks. The Board of Trustees has also established procedures reasonably designed, taking into account current market conditions and the Fund's investment objective, to stabilize the Fund's price per share as computed for the purpose of distribution, redemption and repurchase at $1.00. Such procedures include a review of the Fund's portfolio holdings by the Board of Trustees, at such intervals as they may deem appropriate, to determine whether the Fund's net asset value, calculated by using readily available market quotations, deviates from $1.00 per share, and, if so, whether such deviation may result in material dilution or is otherwise unfair to existing shareholders. In the event the Board of Trustees determines that such a deviation exists, it will take such corrective action as it deems necessary and appropriate, including selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; redeeming shares in kind; or establishing a net asset value per share by using readily available market quotations in which case, the net asset value could possibly be greater or less than $1.00 per share.

TAX MATTERS
-----------

All shareholders should consult a qualified tax adviser regarding their investment in a Fund.

The series of shares of the Trust is treated as a separate association taxable as a corporation.

The Fund intends to qualify and elect to be treated under the Internal Revenue Code of 1986 (the Code), as amended, as a regulated investment company (RIC) for each taxable year. As of the date hereof, the Fund must, among other things meet the following requirements: A. The Fund must generally derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities, foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies. B. The Fund must diversify its holdings so that, at the end of each fiscal quarter: i) at least 50% of the market value of the Fund's total assets is represented by cash, U.S. Government securities and other securities, with such other securities limited, with respect to any one issuer, to an amount not greater than 5% of the Fund's total assets and not more than 10% of the outstanding voting securities of such issuer, and ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities).

The Fund intends to satisfy requirements under the Code relating to the distribution of its net income so that, in general, the Fund will not be subject to Federal income tax (FIT) on its investment company taxable income and net capital gains designated by the Fund as capital gain dividends, if any, that it distributes to shareholders on a timely basis. The Fund intends to distribute to its shareholders, at least annually, substantially all of its investment company taxable income and any net capital gains.

The Fund is subject to a nondeductible 4% excise tax if it does not meet certain distribution requirements under the Code. To avoid this excise tax, during each calendar year, a fund must distribute: 1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, 2) at least 98% of its capital gains in excess of its capital losses for the twelve month period ending on October 31 of the calendar year, and 3) all ordinary income and capital gains from previous years that were not distributed during such years.

Dividends declared to shareholders of record on a date in October, November or December will be taxable to shareholders in the year declared as long as the Fund pays the dividends no later than January of the following year.

Section 1092 of the Code affects the taxation of certain transactions involving futures or options contracts. If a futures or options contract is part of a "straddle" (which could include another futures or options contract or underlying stock or securities), as defined in Section 1092 of the Code, then, generally, losses are deferred first, to the extent that the modified "wash sale" rules of the Section 1092 regulations apply, and second to the extent of unrecognized gains on offsetting positions. Further, a fund may be required to capitalize, rather than deduct currently, any interest expense on indebtedness incurred or continued to purchase or carry any positions that are part of a straddle. Sections 1092 and 246 of the Code and the Regulations thereunder also suspend the holding periods for straddle positions with possible adverse effects regarding long-term capital gain treatment and the corporate dividends-received deduction. In certain cases, the "wash sale" rules of Section 1091 of the Code may operate to defer deductions for losses.

Section 1256 of the Code generally requires that certain futures and options be "marked-to-market" at the end of each year for FIT purposes. Section 1256 further characterizes 60% of any gain or loss with respect to such futures and options as long-term capital gain or loss and 40% as short-term capital gain or loss. If such a future or option is held as an offsetting position and can be considered a straddle under Section 1092 of the Code such a straddle will constitute a mixed straddle. A mixed straddle will be subject to both Section 1256 and Section 1092 unless certain elections are made by the Fund.

Upon a sale or redemption of Fund shares, a shareholder who is not a dealer in securities will realize gain or loss which will be treated as long-term capital gain or loss if the shares have been held for more than one year, and otherwise as short-term capital gain or loss. However, if a shareholder disposes of shares held for six months or less, any loss realized will be characterized as long-term capital loss to the extent of any capital gain dividends made to such shareholder prior to such disposition. In addition, shareholders need to consider the general wash sale rule which may impact shareholders who sell their shares at a loss and purchase shares within a sixty-one day time frame.

PERFORMANCE INFORMATION
-----------------------

Total return figures for the Fund are neither fixed nor guaranteed, and a Fund's principal is not insured. Performance quotations reflect historical information and should not be considered representative of a Fund's performance for any period in the future. Performance is a function of a number of factors which can be expected to fluctuate.

The standard formula for calculating annualized yield for the CIGNA Money Market Fund is as follows:

                                Y = V1 - Vo x 365
                                    -------   ---
                                       Vo      7

Where   Y    =    7 day annualized yield.

             Vo    =    the value of a hypothetical pre-existing account in the
                        Fund having a balance of one share at the beginning of a
                        stated seven-day period.
             V1    =    the value of such an account at the end of the stated
                        period.
          V1 - Vo  =    base period return.
          -------
             Vo

The annualized yield for the CIGNA Money Market Fund (Institutional class) for the 7 days ended December 31, 1997 was 5.30%.

The standard formula for calculating effective annualized yield for the CIGNA Money Market Fund is as follows:

                              EY = [(Y+1)/365/7/] - 1

Where        EY       =        effective annualized yield.
             Y        =        base period return.


The effective annualized yield for CIGNA Money Market Fund (Institutional class) for the 7 days ended December 31, 1997 was 5.44%.

For the purpose of the annualized yield and effective annualized yield, the net change in the value of the hypothetical CIGNA Money Market Fund account reflects the value of additional shares purchased with dividends from the original shares and any such additional shares, and all fees charged (if any), other than non-recurring account charges, to all shareholder accounts in proportion to the length of the base period and the Fund's average account size, but does not include realized gains and losses or unrealized appreciation and depreciation.

FINANCIAL STATEMENTS.
--------------------

The following Financial Statements are incorporated by reference from the Annual Report to Shareholders of the Fund for the year ended December 31, 1997 and filed electronically with the Securities and Exchange Commission on Form N-30D on March 10, 1998:

      Investments In Securities, December 31, 1997
      Statement of Assets and Liabilities, December 31, 1997
      Statement of Operations, For the Period Ended December 31, 1997
      Statement of Changes in Net Assets, For the Period Ended December 31, 1997 Statement of Changes in Net Assets, For the Year Ended December 31, 1996 Notes to Financial Statements
      Report of Independent Accountants

                             REGISTRATION STATEMENT
                                       ON
                                    FORM N-1A

                            PART C: OTHER INFORMATION

ITEM 23. EXHIBITS.
-----------------

*    a.            Second Amended and Restated Master Trust Agreement of
                   Registrant dated July 28, 1998.

     b. The Amended and Restated By-Laws of Registrant dated April 29, 1997, incorporated by reference to Post-Effective Amendment No. 55 to Registrant's Registration Statement filed electronically April 30, 1997.

     c.            Relative to the rights of shareholders, Article IV and
                   Article V of Registrant's Second Amended and Restated Master Trust Agreement dated July 28, 1998 as hereinbefore filed as Exhibit a.

     c.    (i)     Relative to the rights of shareholders, Article 9 of the
                   Amended and Restated By-Laws of Registrant dated April 29,
                   1997 as hereinbefore incorporated by reference in Exhibit b.

     d. The First Amended and Restated Master Investment Advisory Agreement dated as of April 30, 1996 between CIGNA Funds Group and CIGNA Investments, Inc., incorporated by reference to Post-Effective Amendment No. 54 to Registrant's Registration Statement filed electronically June 28, 1996.

     e. The Distribution Agreement dated as of December 1, 1997 between CIGNA Funds Group and CIGNA Financial Services, Inc., incorporated by reference to Post-Effective Amendment No. 56 to Registrant's Registration Statement filed electronically April 30, 1998.

     f.            None.

     g. The Custodian Contract dated as of October 15, 1987 between CIGNA Annuity Funds Group (n/k/a CIGNA Funds Group) and State Street Bank and Trust Company, incorporated by reference to Post-Effective Amendment No. 56 to Registrant's Registration Statement filed electronically April 30, 1998.

     g.   (i)      Side Letter to the Custodian Contract between CIGNA Funds
                   Group and State Street Bank and Trust Company dated as of
                   April 30, 1996, incorporated by reference to Post-Effective
                   Amendment No. 54 to Registrant's Registration Statement filed electronically June 28, 1996.

     h. The Transfer Agency and Service Agreement dated as of July 30, 1985 between CIGNA Annuity Funds Group (n/k/a CIGNA Funds Group) and State Street Bank and Trust Company, incorporated by reference to Post-Effective Amendment No. 56 to Registrant's Registration Statement filed electronically April 30, 1998.

     h.    (i)     Side Letter to the Transfer Agency and Service Agreement
                   between CIGNA Funds Group and State Street Bank and Trust
                   Company dated as of April 30, 1996, incorporated by reference to Post-Effective Amendment No. 54 to Registrant's
                   Registration Statement filed electronically June 28, 1996.

     h.    (ii)    The Agreement For Use Of The Term "CIGNA" dated April 30,
                   1985 between CIGNA Annuity Funds Group (n/k/a CIGNA Funds
                   Group) and CIGNA Corporation, incorporated by reference to Post-Effective Amendment No. 56 to Registrant's Registration
                   Statement filed electronically April 30, 1998.

     h.    (iii)   Form of Trustees' Deferred Fee Agreement, incorporated by
                   reference to Post-Effective Amendment No. 53 to Registrant's
                   Registration Statement filed electronically April 15, 1996.

     h.    (iv)    Form of Shareholder Services Plan between CIGNA Funds Group and CIGNA Financial Services, Inc., incorporated by reference to Post-Effective Amendment No. 56 to Registrant's
                   Registration Statement filed electronically April 30, 1998.

*    h.    (v)     Form of Shareholder Services Plan of The Retail Service Class
                   of CIGNA Money Market Fund (A Series of CIGNA Funds Group).

*    h.    (vi)    Form of Sub-Accounting Services Agreement For The Retail
                   Service Class of CIGNA Money Market Fund (A Series of CIGNA
                   Funds Group).

     i.            Consent of Counsel, to be filed by amendment.

     j. Consent of PricewaterhouseCoopers LLP, to be filed by amendment.

     k.            None.

     l.            None.

*    m.            Form of Rule 12b-1 Plan of CIGNA Money Market Fund (A Series
                   of CIGNA Funds Group).

     n.            Financial Data Schedule, to be filed by amendment.

     o. The Dual Class Plan Pursuant to Rule 18f-3 for CIGNA Funds Group dated as of April 30, 1996, incorporated by reference to Post-Effective Amendment No. 54 to Registrant's Registration Statement filed electronically June 28, 1996.

*    o.    (i)     Form of Amendment to Dual Class Plan Pursuant to Rule 18f-3
                   for CIGNA Funds Group.

*    o.    (ii)    Form of Multi Class Plan Pursuant to Rule 18f-3 for CIGNA
                   Money Market Fund.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND.
--------------------------------------------------------------------

No person is directly or indirectly controlled by or under common control with CIGNA Funds Group.

ITEM 25. INDEMNIFICATION.
------------------------

The Second Amended and Restated Master Trust Agreement, dated July 28, 1998 (the "Master Trust Agreement"), provides, among other things, for the indemnification out of Registrant's assets (or the assets of a series of Registrant where applicable) of the Trustees and officers of Registrant against all liabilities incurred by them in such capacity, except for liability by reason of wilful misfeasance, bad faith, gross negligence or reckless disregard of their duties. Trustees may consult counsel or other experts concerning the meaning and operation of the Master Trust Agreement, and may rely upon the books and records of Registrant. Trustees are not liable for errors of judgment, mistakes of fact or law, or for the negligence of other Trustees or Registrant's officers or agents.

----------------------
     * Filed Herewith.

Trustees are not required to give a bond or other security for the performance of their duties. Payments in compromise of any action brought against a Trustee or officer may be paid by Registrant if approved by either a majority of disinterested Trustees or by independent legal counsel. The right of indemnification under the Master Trust Agreement is not exclusive of any other rights to which the Trustees or officers may be entitled.

The Master Trust Agreement also provides that shareholders shall be indemnified and held harmless by the applicable series of Registrant with respect to actions brought against them in their capacity as shareholders. Also, the Master Trust Agreement provides that creditors of a series of Registrant may look only to the assets of that series for payment; and neither shareholders nor Trustees shall be personally liable therefor. All instruments executed on behalf of Registrant are required to contain a statement to the effect of the foregoing.

CIGNA Investments, Inc., Registrant and other investment companies managed by CIGNA Investments, Inc., their officers, trustees, directors and employees (the "Insured Parties") are insured under an Investment Management Errors and Omissions Insurance Policy in the amount of $10,000,000 offered by Lloyd's Insurance Company, an affiliate of Lloyd's of London, on a joint policy basis with CIGNA Investments, Inc. and CIGNA International Investment Advisors, Ltd.

In addition, Registrant and other investment companies managed by CIGNA Investments, Inc. and CIGNA International Investment Advisors, Ltd. are insured under a Lloyd's Insurance Company Investment Company Blanket Bond with a stated maximum coverage of $10,000,000. Premiums and policy benefits are allocated among participating companies pursuant to Rule 17g-1(d) under the Investment Company Act of 1940, as amended.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER.
-----------------------------------------------------------------

As of the date hereof, CIGNA Investments, Inc. ("CII") serves as investment adviser to CIGNA Funds Group, to CIGNA Institutional Funds Group, to CIGNA Variable Products Group and their series of shares and to CIGNA High Income Shares (CIGNA Funds Group, CIGNA High Income Shares, CIGNA Institutional Funds Group and CIGNA Variable Products Group, collectively known as the "Trusts") and to INA Investment Securities, Inc. ("IIS"), all of which (except for IIS and CIGNA High Income Shares) are open-end investment companies, and to certain other clients, most of which are affiliated with CIGNA Corporation. For a description of the business of CII, see its most recent Form ADV (File No. 801-18094) filed with the Securities and Exchange Commission. The principal address of each of the foregoing companies is as follows:

     CII - 900 Cottage Grove Road, Bloomfield, Connecticut  06002

     The Trusts and each of their series of shares - 100 Front Street, Suite 300, Worcester, Massachusetts 01601

     IIS - Two Liberty Place, 1601 Chestnut Street, Philadelphia, Pennsylvania 19192


Names of Officers and Directors    Positions with the Adviser and
   of the Investment Adviser       Other Substantial Business Connections
-------------------------------    --------------------------------------

Harold W. Albert                   Director and Counsel, CII; Director, CIGNA
                                   International Investment Advisors, Ltd.**;
                                   Chief Counsel, CIGNA Investment Management, a division of CIGNA Corporation*; Counsel,
                                   CIGNA Investment Advisory Company, Inc.*;
                                   Director, Senior Vice President and Chief
                                   Counsel, CIGNA Investment Group, Inc.*;
                                   Director, Global Portfolio Strategies, Inc.*

Robert W. Burgess                  Director and Senior Vice President, CII;
                                   Director, CIGNA International Investment
                                   Advisors, Ltd.**; Chief Financial Officer,
                                   CIGNA Investment Management, a division of CIGNA Corporation*; Director and Senior Vice
                                   President, CIGNA Investment Group, Inc.*;
                                   Director, CIGNA Financial Futures, Inc.* and
                                   Global Portfolio Strategies, Inc.*

Thomas C. Jones                    President and Chief Investment Officer, CIGNA
                                   Investment Management, a division of CIGNA
                                   Corporation*; President and Director, CII and
                                   CIGNA Investment Group, Inc.*; President,
                                   CIGNA Investment Advisory Company, Inc.*;
                                   Director, CIGNA International Investment
                                   Advisors, Ltd.**, CIGNA Financial Futures,
                                   Inc.* and Global Portfolio Strategies, Inc.*;
                                   Trustee, the Trusts; Director, IIS.

Mary Louise Casey                  Senior Managing Director, CII and CIGNA
                                   Investment Advisory Company, Inc.*

Richard H. Forde                   Senior Managing Director, CII and CIGNA
                                   Investment Advisory Company, Inc.*;
                                   President, Senior Managing Director and
                                   Director, CIGNA International Investment
                                   Advisors, Ltd.**; Vice President, CIGNA
                                   Institutional Funds Group.

Malcolm S. Smith                   Senior Managing Director, CII; Director and
                                   Senior Managing Director, CIGNA Investment
                                   Advisory Company, Inc.*

Philip J. Ward                     Senior Managing Director, CII; Director and
                                   Senior Managing Director, CIGNA Investment
                                   Advisory Company, Inc.*

Kevin D. Barry                     Managing Director, CII.

Julia B. Bazenas                   Managing Director, CII.

Marguerite A. Boslaugh             Managing Director, CII.

Susan B. Bosworth                  Managing Director, CII.

Thomas J. Bowen                    Managing Director, CII and CIGNA Investment
                                   Advisory Company, Inc.*

William C. Carlson                 Managing Director, CII; previously Vice
                                   President, CII.

Antonio M. Caxide                  Managing Director, CII and CIIA**; previously
                                   Vice President, CII and CIIA.**

Richard H. Chase                   Managing Director, CII.

Rosemary C. Clarke                 Managing Director, CII and CIGNA Investment
                                   Advisory Company, Inc.*

Rosemary S. Cleaves                Managing Director, CII; President and
                                   Director, Global Portfolio Strategies, Inc.*;
                                   previously Vice President, CII.

Dorothy Cunningham                 Managing Director, CII; previously Vice
                                   President, CII.

Robert F. DeLucia                  Managing Director, CII and CIGNA Investment
                                   Advisory Company, Inc.*; Director, Global
                                   Portfolio Strategies, Inc.*

Mark V. DePucchio                  Managing Director, CII; previously Vice
                                   President, CII.

Michael Q. Doyle                   Managing Director, CII; previously Vice
                                   President, CII.

Lawrence A. Drake                  Managing Director, CII and CIGNA Investment
                                   Advisory Company, Inc.*

Denise T. Duffee                   Managing Director, CII.

John G. Eisele                     Managing Director, CII.

Robert Fair                        Managing Director, CII.

John P. Feeney                     Managing Director, CII.

Thomas R. Foley                    Managing Director, CII; previously Vice
                                   President, CII.

Keith A. Gollenberg                Managing Director, CII; previously Vice
                                   President, CII.

Maurice A. Gordon                  Managing Director, CII; previously Vice
                                   President, CII.

William J. Grady                   Managing Director, CII.

Debra J. Height                    Managing Director, CII and CIGNA Investment
                                   Advisory Company, Inc.*; previously Vice
                                   President, CII and CIGNA Investment Advisory
                                   Company, Inc.*

David R. Johnson                   Managing Director, CII and CIGNA Investment
                                   Advisory Company, Inc.*

Richard H. Kupchunos               Managing Director, CII and CIGNA Investment
                                   Advisory Company, Inc.*

James R. Kuzemchak                 Managing Director, CII.

Edward Lewis                       Managing Director, CII.

Timothy J. Lord                    Managing Director, CII; Vice President, CIGNA
                                   Financial Futures, Inc.*

Richard B. McGauley                Managing Director, CII and CIGNA Investment
                                   Advisory Company, Inc.*

Bret E. Meck                       Managing Director, CII.

Stephen J. Olstein                 Managing Director, CII.

Stephen A. Osborn                  Managing Director, CII.

Alan C. Petersen                   Managing Director, CII; Vice President, CIGNA
                                   High Income Shares.

Anthony J. Pierson                 Managing Director, CII.

Leon Pouncy                        Managing Director, CII.

Donald F. Rieger, Jr.              Managing Director, CII.

Peter F. Roby                      Managing Director, CII; previously Vice
                                   President, CII.

Frank Sataline, Jr.                Managing Director, CII; previously Vice
                                   President, CII.

James G. Schelling                 Managing Director, CII.

John A. Shaw                       Managing Director, CII; previously Vice
                                   President, CII.

Joseph W. Springman                Managing Director, CII and CIGNA Investment
                                   Advisory Company, Inc.*

Susan S. Sullivan                  Managing Director, CII.

William A. Taylor                  Managing Director, CII.

George Varga                       Managing Director, CII.

Victor J. Visockis, Jr.            Managing Director, CII; previously Vice
                                   President, CII.

Henry C. Wagner, III               Managing Director, CII and CIGNA Investment
                                   Advisory Company, Inc.*; President, CIGNA
                                   Financial Futures, Inc.*; previously Vice
                                   President, CII.

Deborah B. Wiacek                  Managing Director, CII; previously Vice
                                   President, CII.

Stephen H. Wilson                  Managing Director, CII.

Victor E. Saliterman               Senior Vice President, CII.

Jean M. Anderson                   Vice President, CII.

Thomas P. Au                       Vice President, CII.

Andrew Brown                       Vice President, CII.

Timothy C. Burns                   Vice president, CII and Global Portfolio
                                   Strategies, Inc.*

John D. Carey                      Vice President, CII.

David M. Cass                      Vice President, CII.

R. Thomas Clemmenson               Vice President, CII.

Maryanne P. DePreaux               Vice President, CII.

Eric C. DiMiceli                   Vice President, CII.

Kim L. DiPietro                    Vice President, CII.

Celia R. Dondes                    Vice President, CII.

Ronald J. Dupont                   Vice President, CII and CIGNA Investment
                                   Advisory Company, Inc.*

Mark W. Everette                   Vice President, CII.

Daniel E. Feder                    Vice President, CII.

Richard L. Fletcher                Vice President, CII.

Jonathan S. Frankel                Vice President, CII.

Ivy B. Freedman                    Vice President, CII.

Susan M. Grayson                   Vice President, CII and Global Portfolio
                                   Strategies, Inc.*; previously Director,
                                   Global Portfolio Strategies, Inc.*

Dennis P. Hannigan                 Vice President, CII.

Amy F. Hatfield                    Vice President, CII.

John Hurley                        Vice President, CII.

Chuel D. Hwang                     Vice President, CII.

William H. Jefferis                Vice president, CII.

Edward B. Johns                    Vice President, CII.

Thomas W. Johnson                  Vice President, CII.

Thomas J. Keene                    Vice President, CII.

Joseph R. Kennedy                  Vice President, CII.

Peter K. Kofoed                    Vice President, CII.

Mark S. Korinek                    Vice President, CII.

James R. Lagasse                   Vice President, CII.

Mary S. Law                        Vice President, CII.

Margaret Y. Leong                  Vice President, CII.

Paul T. Martin                     Vice President, CII.

Daniel McDonough                   Vice President, CII, CIGNA International
                                   Investment Advisors, Ltd.** and Global
                                   Portfolio Strategies, Inc.*

Adrienne Milics                    Vice President, CII.

Dean M. Molinaro                   Vice President, CII

Linda L. Morel                     Vice President, CII.

Alpha O. Nicholson, III            Vice President, CII; Senior Counsel, CIGNA
                                   companies*.

Ann Marie O'Rourke                 Vice President, CII.

Pamela S. Peck                     Vice President, CII.

Elisabeth A. Perenick              Vice President, CII.

Scott S. Piccone                   Vice President, CII.

Elisabeth Piker                    Vice President, CII.

Thomas J. Podgorski                Vice President, CII.

Suresh Raghaven                    Vice President, CII.

Michael J. Riccio                  Vice President, CII.

Timothy F. Roberts                 Vice President and Compliance Officer, CII;
                                   Vice President, International Finance/Global
                                   Compliance, CIGNA Investment Management, a division of CIGNA Corporation*; Vice
                                   President - Finance and Compliance Officer,
                                   CIGNA International Investment Advisors,
                                   Ltd.**; Compliance Officer, CIGNA Investment
                                   Advisory Company, Inc.*

Alexander Rybchinsky               Vice President, CII.

Annette Sanderson                  Vice President, CII.

Kevin W. Schmitt                   Vice President, CII.

John R. Schumann                   Vice President, CII.

Thomas P. Shea, III                Vice President, CII.

Philip Spak                        Vice President, CII.

Marie E. Swartzwelder              Vice President, CII and Global Portfolio
                                   Strategies, Inc.*; previously Vice President,
                                   Global Portfolio Strategies, Inc.*

Carlton C. Taylor                  Vice President, CII.

Patrick H. Thompson                Vice President, CII.

Ruth D. Van Winkle                 Vice President, CII and CIGNA Investment
                                   Advisory Company, Inc.*

Michael J. Walker                  Vice President, CII.

Carey A. White                     Vice President, CII.

William S. Woodsome                Vice President, CII.

Alfred A. Bingham III              Assistant Vice President, CII; Vice President
                                   and Treasurer, the Trusts and IIS.

David C. Kopp                      Secretary, CII, CIGNA Investment Advisory
                                   Company, Inc.*, CIGNA International
                                   Investment Advisors, Ltd.**, CIGNA Investment
                                   Group, Inc.*, Global Portfolio Strategies,
                                   Inc.* and CIGNA Financial Services, Inc.*;
                                   Assistant Corporate Secretary, CIGNA
                                   Corporation*; Corporate Secretary,
                                   Connecticut General Life Insurance Company*;
                                   Assistant General Counsel, CIGNA companies*.

ITEM 27.  PRINCIPAL UNDERWRITERS.
--------------------------------

(a) CIGNA Financial Services, Inc. is the principal underwriter for CIGNA Funds Group and CIGNA Institutional Funds Group and for their series.

(b) The officers and Directors of CIGNA Financial Services, Inc. as of September 17, 1998 are:

Name and Principal            Positions and Offices        Positions and Offices
 Business Address*              With Underwriter           with Registrant
 -----------------              ----------------           ---------------

Willard S. Bashan           Member Board of Directors      --------
David J. Castellani         Member Board of Directors      --------
Byron D. Oliver             Member Board of Directors      --------
Mark A. Parsons             Member Board of Directors      --------
Kenneth A. Pouch, Jr.       Member Board of Directors      --------
David C. Scheinerman        Member Board of Directors      --------
Willard S. Bashan           President                      --------
David J. Castellani         Vice President                 --------
Walter R. Costenbader       Vice President, Treasurer,
                            Chief Financial Officer
                                and Compliance Officer     --------
Mark A. Parsons             Vice President and             --------
                                Chief Counsel
Julia M. Kozlowski          Assistant Vice President       --------
Robin A. Leavitt            Assistant Vice President       --------
David C. Kopp               Secretary                      --------

Thomas L. Pierce            Assistant Secretary            --------
David M. Porcello           Assistant Secretary            --------
Margaret I. Whiteman        Assistant Secretary            --------
Pamela S. Williams          Assistant Secretary            --------
VACANT                      Assistant Treasurer            --------
Joy B. Erickson             Assistant Compliance Officer   --------

(c)  Not Applicable

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS.
------------------------------------------

Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 (15 U.S.C. 80a-30(a)) and the Rules (17 CFR 270.31a-1 to 31a-3) promulgated thereunder and records relating to shareholders are maintained by State Street Bank and Trust Company, Boston, Massachusetts. Registrant's corporate records and financial records are maintained c/o CIGNA Investments, Inc., 900 Cottage Grove Road, Bloomfield, CT 06002.

ITEM 29.  MANAGEMENT SERVICES.
-----------------------------

None.

ITEM 30.  UNDERTAKINGS.
----------------------

Not Applicable.





________________________
  * 900 Cottage Grove Road, Bloomfield, CT
 ** Park House, 16 Finsbury Circus, London, England

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Registrant, CIGNA Funds Group has duly caused this Amendment No. 57 to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of Bloomfield, and State of Connecticut on the 2nd day of October, 1998.

                                          CIGNA Funds Group

                                          R. Bruce Albro
                                          Chairman of the Board of Trustees
                                            and President


                                          By: /s/ Jeffrey S. Winer
                                             -----------------------------------
                                                Jeffrey S. Winer
                                                Attorney-in-Fact

Pursuant to the requirements of the Securities Act of 1933, this Amendment No. 57 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

      Signature                        Title                        Date
      ---------                        -----                        ----

R. Bruce Albro                         Chairman of              October 2, 1998.
                                       the Board of
                                       Trustees and
                                       President (principal
By: /s/ Jeffrey S. Winer               executive officer)
   -------------------------------
        Jeffrey S. Winer
      Attorney-in-Fact


    /s/ Alfred A. Bingham III
   -------------------------------     Treasurer                October 2, 1998.
    Alfred A. Bingham III              (principal
                                       financial officer
                                       and principal
                                       accounting officer

This Amendment to the Registration Statement has also been signed below by Jeffrey S. Winer, Attorney-in-Fact, on behalf of the following Trustees on the date indicated, such Trustees being all of the Trustees currently holding the office of Trustee of Registrant.

     R. Bruce Albro                    Thomas C. Jones
     Hugh R. Beath                     Paul J. McDonald
     Russell H. Jones



By: /s/ Jeffrey S. Winer
   -------------------------------                              October 2, 1998.
      Jeffrey S. Winer

                         SECURITIES ACT FILE NO. 2-29020
                    INVESTMENT COMPANY ACT FILE NO. 811-1646

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A







REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     |X|

   Pre-Effective Amendment

   Post-Effective Amendment No. 57                                          |X|

                                                       and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940             |X|

   Amendment No. 57                                                         |X|





                                CIGNA FUNDS GROUP
               (Exact Name of Registrant as Specified in Charter)

                100 FRONT STREET, SUITE 300, WORCESTER, MA 01601
                     (Address of Principal Executive Office)


                                    EXHIBITS

                                  EXHIBIT INDEX


     a. Second Amended and Restated Master Trust Agreement of Registrant dated July 28, 1998.

     h.    (v)     Form of Shareholder Services Plan of the Retail Service Class
                   of CIGNA Money Market Fund (A Series of CIGNA Funds Group).

     h.    (vi)    Form of Sub-Accounting Services Agreement For the Retail
                   Service Class of CIGNA Money Market Fund (A Series of CIGNA
                   Funds Group).

     m. Form of Rule 12b-1 Plan of CIGNA Money Market Fund (A Series of CIGNA Funds Group).

     o.    (i)     Form of Amendment to Dual Class Plan Pursuant to Rule 18f-3
                   For CIGNA Funds Group.

     o.    (ii)    Form of Multi Class Plan Pursuant to Rule 18f-3 for CIGNA
                   Money Market Fund.